SCHEDULE OF PIPE CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Convertible note balance
PIPE Convertible Notes issued	$ 2,800,000	10,320,594
Less Debt Discount associated with OID and Warrants	(280,000)	(1,147,319)
PIPE Convertible Notes, net	6,588,953	9,173,275
Less gross PIPE Convertible Note principal converted into Class A common stock	(1,655,000)	(5,832,600)
Add accretion of debt discount	231,940	728,278
Total PIPE Convertible Notes, net	$ 5,165,893	4,068,953
PIPE Convertible Note, gross		10,320,594
Tranche 1 - February 7, 2024 [Member]
Short-Term Debt [Line Items]
PIPE Convertible Note, gross		4,650,000
Tranche 2 - November 7, 2024 [Member]
Short-Term Debt [Line Items]
PIPE Convertible Note, gross		3,570,594
Tranche 2 - December 16, 2024 [Member]
Short-Term Debt [Line Items]
PIPE Convertible Note, gross		$ 2,100,000